INCOME TAXES (TABLES)	12 Months Ended
Dec. 28, 2012
Effective income tax rate continuing operations tax rate reconciliation [Abstract]
Schedule of components of income tax expense [Table Text Block]
	Year Ended
	December 28,	December 30,	December 31,
(In millions)	2012	2011	2010
Current:
Federal	$152.3	$78.3	$85.9
State and local	35.9	17.6	19.0
Foreign	18.3	19.2	11.8
Subtotal	206.5	115.1	116.7

Deferred:
Federal	(10.5)	(19.0)	8.5
State and local	1.0	(0.8)	3.9
Foreign	(7.1)	(3.5)	(1.5)
Subtotal	(16.6)	(23.3)	10.9
Total income tax expense	$189.9	$91.8	$127.6

Schedule of income before income tax and noncontrolling interests, domestic and foreign [Table Text Block]
	Year Ended
	December 28,	December 30,	December 31,
(In millions)	2012	2011	2010
Income (loss) before income taxes and noncontrolling interests:
United States	$534.9	$(316.2)	$430.9
International	80.8	70.7	82.9
Total income (loss) before income taxes and noncontrolling interests	$615.7	$(245.5)	$513.8

Schedule of deferred tax assets and liabilities [Table Text Block]
	Year Ended
	December 28,	December 30,	December 31,
(In millions)	2012	2011	2010
Current:
Receivable allowances	$6.7	$4.5	$6.1
Net operating losses	1.6	1.2	3.9
Estimated loss accruals	43.6	39.8	38.7
State income taxes	0.1	2.9	3.2
Payroll-related accruals	89.8	85.0	74.4
Self-insurance reserves	8.8	6.8	4.9
Unearned revenue	3.1	(2.0)	0.1
Deferred compensation and post-retirement benefit accruals	3.2	3.1	3.7
Other	4.2	2.0	1.4
Gross current deferred tax assets	161.1	143.3	136.4
Valuation allowance	(10.5)	(8.1)	(7.4)
Current deferred tax assets	150.6	135.2	129.0
Revenue on retained accounts receivable	(17.0)	(7.0)	(5.4)
Timing of income from partnerships and limited liability companies	(25.6)	(13.8)	8.2
Costs and accrued earnings in excess of billings on contracts	(35.1)	(40.7)	(37.4)
Prepaid expenses	(5.3)	(10.7)	(11.1)
Current deferred tax liabilities	(83.0)	(72.2)	(45.7)
Net current deferred tax assets	$67.6	$63.0	$83.3

	Year Ended
	December 28,	December 30,	December 31,
(In millions)	2012	2011	2010
Non-Current:
Deferred compensation and post-retirement benefit accruals	$144.6	$111.9	$104.0
Self-insurance reserves	29.4	33.5	35.0
Property, plant and equipment	2.0	9.2	3.3
Foreign tax credits	7.1	7.1	7.1
Income tax credits	8.0	3.4	3.2
Rental accruals	21.6	16.3	9.2
Net operating losses	130.6	107.2	108.0
Other reserves	18.8	14.7	25.3
Gross non-current deferred tax assets	362.1	303.3	295.1
Valuation allowance	(127.1)	(115.9)	(96.7)
Net non-current deferred tax assets	235.0	187.4	198.4
Goodwill and other intangibles	(348.1)	(273.0)	(343.6)
Foreign subsidiary outside basis difference	(2.0)	(0.7)	(0.3)
Domestic subsidiary outside basis difference	(144.8)	(144.8)	(145.5)
Market value adjustment on acquired assets	(4.4)	(4.4)	(4.4)
Property, plant and equipment	(64.0)	(41.0)	(31.5)
Non-current deferred tax liabilities	(563.3)	(463.9)	(525.3)
Net non-current deferred tax liabilities	$(328.3)	$(276.5)	$(326.9)

Schedule of effective income tax rate reconciliation [Table Text Block]
	Year Ended
	December 28, 2012		December 30, 2011		December 31, 2010
(In millions, except for percentages)	Amount	Tax Rate	Amount	Tax Rate	Amount	Tax Rate
U.S. statutory rate applied to income (loss) before taxes	$215.5	35.0%	$(85.9)	35.0%	$179.8	35.0%
State taxes, net of federal benefit	26.3	4.3%	11.2	(4.6%)	17.9	3.5%
Change in indefinite reinvestment assertion	—	—	—	—	(57.2)	(11.1%)
Adjustments to valuation allowances	4.0	0.6%	19.6	(8.0%)	14.6	2.8%
Adjustments related to changing foreign tax credits to deductions	—	—	—	—	12.6	2.5%
Foreign income taxed at rates other than 35%	(26.0)	(4.2%)	(28.2)	11.5%	(19.8)	(3.9%)
Goodwill impairment	—	—	207.1	(84.4%)	—	—
Exclusion of tax on noncontrolling interests	(29.9)	(4.9%)	(30.1)	12.3%	(23.7)	(4.6%)
Other adjustments	—	—	(1.9)	0.8%	3.4	0.6%
Total income tax expense	$189.9	30.8%	$91.8	(37.4%)	$127.6	24.8%

Schedule of unrecognized tax benefits reconciliation [Table Text Block]
	Year Ended
	December 28,	December 30,	December 31,
(In millions)	2012	2011	2010
Unrecognized tax benefits beginning balance	$16.7	$21.5	$25.2
Gross increase – tax positions in prior years	1.2	2.7	1.1
Gross decrease – tax positions in prior years	(1.2)	(3.6)	(1.5)
Gross increase – current period tax positions	1.2	—	1.4
Settlements	(0.2)	(0.2)	(0.2)
Lapse of statute of limitations	(2.4)	(3.7)	(5.3)
Unrecognized tax benefits acquired in current year	0.1	—	0.8
Unrecognized tax benefits ending balance	$15.4	$16.7	$21.5

	Year Ended
	December 28,	December 30,	December 31,
(In millions)	2012	2011	2010
Unrecognized tax benefits beginning balance	$16.7	$21.5	$25.2
Gross increase – tax positions in prior years	1.2	2.7	1.1
Gross decrease – tax positions in prior years	(1.2)	(3.6)	(1.5)
Gross increase – current period tax positions	1.2	—	1.4
Settlements	(0.2)	(0.2)	(0.2)
Lapse of statute of limitations	(2.4)	(3.7)	(5.3)
Unrecognized tax benefits acquired in current year	0.1	—	0.8
Unrecognized tax benefits ending balance	$15.4	$16.7	$21.5